                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter End: September 30, 2009

If amended report check here:     [_]

This Amendment (check only one):  [_] is a restatement
                                  [_] adds new holding entries


                          P&S Capital Management, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


590 Madison Avenue, 28th Floor                 New York      New York      10022
--------------------------------------------------------------------------------
Business Address                  (Street)      (City)        (State)      (Zip)

13F File Number: 28-13085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Greg Pearson                     Chief Financial Officer        (212) 319-8220
-------------------------        -----------------------        ---------------
(Name)                                    (Title)                   (Phone)

Signature, Place and Date of Signing:


/s/ Greg Pearson
----------------------------------
590 Madison Avenue, 28th Floor
New York, New York 10022
11/13/2009

P&S Capital Partners, LLC is the general partner for certain investment funds for which it has delegated investment discretion to P&S Capital Management, L.P. P&S Capital Management, LLC is the general partner of P&S Capital Management, L.P.

Report Type:

[X]  13F HOLDINGS REPORT.
[_]  13F NOTICE.
[_]  13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2
Form 13F Information Table Entry Total:        40
Form 13F Information Table Value Total:  $198,316 (thousands)

List of Other Included Managers:

No.     Form 13F File Number:     Name:
---     ---------------------     -----
1.      28-13086                  P&S Capital Management, LLC
2.      28-06197                  P&S Capital Partners, LLC

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          P&S CAPITAL MANAGEMENT, L.P.

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 9/30/2009

ITEM 1                          ITEM 2       ITEM 3   ITEM 4            ITEM 5       ITEM 6  ITEM 7         ITEM 8
                                TITLE                  VALUE   SHARES/    SH/  PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS      CUSIP   (x$1000)  PRN AMT    PRN  CALL DSCRETN MANAGERS   SOLE    SHARED NONE
---------------------------- ------------- --------- -------- --------- ------ ---- ------- -------- --------- ------ ----
ADVANCED MICRO DEVICES INC   COM           007903107   5,660  1,000,000        PUT  DEFINED     1    1,000,000
AMR CORP                     COM           001765106   3,975    500,000        CALL DEFINED     1      500,000
BANK OF AMERICA CORPORATION  COM           060505104  16,920  1,000,000        CALL DEFINED     1    1,000,000
BELO CORP                    COM SER A     080555105   2,164    400,000             DEFINED     1      400,000
CBS CORP NEW                 CL A          124857103   6,025    500,000        CALL DEFINED     1      500,000
CBS CORP NEW                 CL A          124857103   1,205    100,000             DEFINED     1      100,000
COCA COLA ENTERPRISES INC    COM           191219104  12,846    600,000        CALL DEFINED     1      600,000
CSX CORP                     COM           126408103   2,093     50,000             DEFINED     1       50,000
DONNELLEY R R & SONS CO      COM           257867101   1,063     50,000             DEFINED     1       50,000
DOW CHEM CO                  COM           260543103  13,035    500,000        CALL DEFINED     1      500,000
ENERGY XXI (BERMUDA) LTD     COM SHS       G10082108   1,705  1,100,000             DEFINED     1    1,100,000
FLEXTRONICS INTL LTD         ORD           Y2573F102   3,578    479,000        PUT  DEFINED     1      479,000
FORD MTR CO DEL              COM PAR $0.01 345370860  11,536  1,600,000        PUT  DEFINED     1    1,600,000
JO-ANN STORES INC            COM           47758P307   5,366    200,000        PUT  DEFINED     1      200,000
LEAP WIRELESS INTL INC       COM NEW       521863308  13,685    700,000        PUT  DEFINED     1      700,000
MAGUIRE PPTYS INC            COM           559775101     258    123,000             DEFINED     1      123,000
MCCLATCHY CO                 CL A          579489105   1,107    432,500             DEFINED     1      432,500
MIRANT CORP NEW              COM           60467R100   8,481    516,200        PUT  DEFINED     1      516,200
MOSAIC CO                    COM           61945A107  12,018    250,000        CALL DEFINED     1      250,000
MOTOROLA INC                 COM           620076109   6,443    750,000        CALL DEFINED     1      750,000
NEWELL RUBBERMAID INC        COM           651229106   1,569    100,000             DEFINED     1      100,000
OLIN CORP                    COM PAR $1    680665205   1,744    100,000             DEFINED     1      100,000
PROGRESS ENERGY INC          COM           743263105   9,765    250,000             DEFINED     1      250,000
RADIAN GROUP INC             COM           750236101   3,395    320,900        PUT  DEFINED     1      320,900
SAFEWAY INC                  COM NEW       786514208   7,296    370,000        CALL DEFINED     1      370,000
SANDRIDGE ENERGY INC         COM           80007P307   3,888    300,000        CALL DEFINED     1      300,000
SANDRIDGE ENERGY INC         COM           80007P307     648     50,000             DEFINED     1       50,000
SANMINA SCI CORP             COM NEW       800907206     717     83,333             DEFINED     1       83,333
SARA LEE CORP                COM           803111103  16,710  1,500,000        CALL DEFINED     1    1,500,000
SINCLAIR BROADCAST GROUP INC CL A          829226109     959    268,000             DEFINED     1      268,000
SPRINT NEXTEL CORP           COM SER 1     852061100   1,975    500,000        CALL DEFINED     1      500,000
SPRINT NEXTEL CORP           COM SER 1     852061100   1,975    500,000             DEFINED     1      500,000
SPSS INC                     COM           78462K102     405      8,100        CALL DEFINED     1        8,100
STANDARD PAC CORP NEW        COM           85375C101   1,973    534,792             DEFINED     1      534,792
TESORO CORP                  COM           881609101   4,494    300,000        CALL DEFINED     1      300,000
TEXTRON INC                  COM           883203101   8,161    430,000        CALL DEFINED     1      430,000
TIVO INC                     COM           888706108     725     70,000        CALL DEFINED     1       70,000
TIVO INC                     COM           888706108   1,036    100,000             DEFINED     1      100,000
VERSO PAPER CORP             COM           92531L108     299    100,000             DEFINED     1      100,000
WENDYS ARBYS GROUP INC       COM           950587105   1,419    300,000             DEFINED     1      300,000